Non controlling interests (Table) (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Non Controlling Interests
Balance at the beginning of the period.	$ 793,334	$ 643,702
Net income/(loss) for the period.	(13,227)	2,511
Sale of subsidiary shares to non controlling interests (Note 11)	262,245	0
Amortization of stock based compensation	160	0
Other comprehensive income	2,060	1,499
Balance at the end of the period	$ 1,044,572	$ 647,712